Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	As of June 30,
	2019	2018
Software	$199,984	$207,396
Land use right	2,212,619	2,294,624
Less: accumulated amortization	(185,805)	(111,449)
Intangible assets, net	$2,226,798	$2,390,571

Schedule of Future Amortization Expense	Estimated future amortization expense is as follows:
Year ending June 30,	Amortization expense
2020	$78,340
2021	78,340
2022	78,340
2023	72,881
Thereafter	1,918,897
Total	$2,226,798